Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,376	£ 2,425	£ 2,055
– adjustments in respect of prior periods	(43)	18	(60)
Deferred tax	(187)	(317)	8
– deferred tax relating to origination and reversal of temporary differences	(29)	(184)	55
– deferred tax relating to changes in tax rates	(158)	(133)	(47)
Taxation on ordinary activities	2,189	2,108	2,063
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	(25)	38	8
– current year tax expense	1	38	41
– adjustments in respect of prior periods	(26)		(33)
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,401	2,387	2,047
– current year tax expense	2,418	2,369	2,074
– adjustments in respect of prior periods	£ (17)	£ 18	£ (27)